Summary of Significant Accounting Policies (Details) - Schedule of revenues by services - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 3,122,324	$ 6,294,667	$ 1,333,930
Advisory and transaction service [Member]
Revenues
Total revenues	2,000,219	3,878,847	715,909
Corporate business training service [Member]
Revenues
Total revenues	256,356	1,467,563	294,577
Corporate consulting service [Member]
Revenues
Total revenues	862,081	839,531	287,714
Others [Member]
Revenues
Total revenues	$ 3,668	$ 108,726	$ 35,730